Share capital and Contributed Surplus - Disclosure of changes in share units (Details) - share	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	373	2,401	2,127
Granted	0	0	2,917
Vested and converted to common shares	0	(2,028)	(834)
Vested and repurchased for withholding taxes	0	0	(38)
Expired / cancelled	(373)	0	(1,771)
Outstanding, end of year	0	373	2,401
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	108	2,118	1,628
Granted	0	0	1,072
Vested and converted to common shares	0	(2,010)	(568)
Vested and repurchased for withholding taxes	0	0	(14)
Expired / cancelled	(108)	0	0
Outstanding, end of year	0	108	2,118
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	0	18	285
Granted	0	0	1,794
Vested and converted to common shares	0	(18)	(266)
Vested and repurchased for withholding taxes	0	0	(24)
Expired / cancelled	0	0	(1,771)
Outstanding, end of year	0	0	18
Share Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	265	265	214
Granted	0	0	51
Vested and converted to common shares	0	0	0
Vested and repurchased for withholding taxes	0	0	0
Expired / cancelled	(265)	0	0
Outstanding, end of year	0	265	265